SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Non Cash Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Significant Noncash Transactions [Line Items]
Dividends Payable	$ 58.5	$ 2,694.5
Adjustment to carrying amount of redeemable noncontrolling interest	0.0	0.0	$ 0.3
Series B Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends Payable	13.4	13.4	0.0
Common equities
Other Significant Noncash Transactions [Line Items]
Dividends Payable	58.5	2,694.5	1,375.4
Parent Company
Other Significant Noncash Transactions [Line Items]
Dividends Payable	58.5	2,694.5
Loan to ARX converted to capital contribution	0.0	225.0	0.0
Adjustment to carrying amount of redeemable noncontrolling interest	0.0	0.0	0.4
Parent Company | Series B Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends Payable	13.4	13.4	0.0
Parent Company | Common equities
Other Significant Noncash Transactions [Line Items]
Dividends Payable	$ 58.5	$ 2,694.5	$ 1,375.4